Consolidated and Carve-Out Combined Statements of Shareholders' Equity - USD ($) $ in Thousands	Owner's Net Investment [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2012	$ 175,781	$ (947)	$ 174,834
Net distributions to FirstService	(13,403)		(13,403)
Stock option expense	1,860		1,860
Net earnings attributable to New FSV	3,195		3,195
Other comprehensive earnings		2,174	2,174
Balance at Dec. 31, 2013	167,433	1,227	168,660
Net distributions to FirstService	(24,624)		(24,624)
Stock option expense	1,719		1,719
Net earnings attributable to New FSV	12,970		12,970
Other comprehensive earnings		24	24
Balance at Dec. 31, 2014	157,498	1,251	158,749
Net distributions to FirstService	(7,470)		(7,470)
Stock option expense			1,191
Net earnings attributable to New FSV	$ 3,208		21,395
Other comprehensive earnings		(4,124)	(4,124)
Balance at Dec. 31, 2015		$ (2,873)	$ 167,026